WARRANT LIBILITY (Tables)	12 Months Ended
Dec. 31, 2013
WARRANT LIBILITY
Schedule of assumptions used to estimate fair value of warrants using the Monte Carlo Simulation
As December 31,
2013
Stock price	$3.45
Exercise price	$6.04
Annual dividend yield	—%
Time to maturity	3.7
Risk-free interest rate	1.11%
Expected volatility	85.6%

Reconciliation of the beginning and ending balances of warrants liability measured at fair value on a recurring basis using Level 2 inputs
As December 31,
2013
Beginning balance	$—
Warrants issued	12,547,500
Fair value change of the issued warrants included in earnings	(3,202,500)
Ending balance	$9,345,000

Summary of the warrants activity

	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding as of December 31, 2012	—	$—	—
Granted	10,500,000	3.02	4
Forfeited	—	—	—
Exercised	—	—	—
Outstanding as of December 31, 2013	10,500,000	$3.02	3.7